Net Defined Benefit Liabilities - Summary of the Net Defined Benefit Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation	₩ 2,572,517		₩ 2,491,923
Fair value of plan assets	(2,447,079)		(2,302,953)
Net defined benefit liabilities	₩ 125,438	[1]	₩ 188,970	[1]	₩ 210,766

[1]	The net defined benefit liabilities of ￦ 188,970 million is calculated by subtracting ￦ 50,597 million of net defined benefit assets from ￦ 239,567 million of net defined benefit liabilities as of December 31, 2020. The net defined benefit liabilities of ￦ 125,438 million is calculated by subtracting ￦ 100,083 million of net defined benefit assets from ￦ 225,521 million of net defined benefit liabilities as of December 31, 2021.